Consolidated Income Statements - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018
Statement Line Items [Line Items]
Net sales		R$ 58,379.0	R$ 52,005.1	[2]	R$ 50,231.3
Cost of sales		(27,066.1)	(21,678.2)	[2]	(19,249.4)
Gross profit		31,312.9	30,326.9	[2]	30,981.9
Distribution expenses		(8,245.0)	(6,951.4)	[2]	(6,607.2)
Sales and marketing expenses		(6,374.6)	(5,696.1)	[2]	(5,721.3)
Administrative expenses		(2,948.5)	(2,680.0)	[2]	(2,363.4)
Other operating income/(expenses), net		2,679.4	1,472.7	[2],[3]	947.3
Result from shareholding exchange transaction(i)	[4]				30.0
Restructuring	[5]	(146.5)	(101.8)		(175.5)
Costs arising from business combinations		(18.2)
Result on sales of subsidiaries (iii)	[6]				78.6
Acquisitions of subsidiaries					(1.5)
Effects of the application of IAS 29 (hyperinflation)		(9.3)	(5.3)		(18.0)
State amnesties (iv)	[7]		(290.1)
Impacts of COVID-19 (v)	[8]	(263.2)
Stella recall		(14.8)
Income from operations		15,972.2	16,074.9	[2]	17,150.9
Finance expenses		(5,430.5)	(4,748.4)		(4,684.2)
Finance income		2,996.0	1,638.9		653.9
Net finance result		(2,434.5)	(3,109.5)	[2]	(4,030.3)
Share of results of joint ventures		(43.3)	(22.3)	[2]	1.0
Income before income tax		13,494.4	12,943.1	[2]	13,121.6
Income tax expense		(1,762.5)	(754.7)	[2]	(1,773.9)
Net income		11,731.9	12,188.4	[2]	11,347.7
Attributable to:
Equity holders of Ambev		11,379.4	11,780.0		10,995.0
Non-controlling interest		R$ 352.5	R$ 408.4		R$ 352.7
Basic earnings per share - common - R$ (in BRL per share)	[9]	R$ 0.7233	R$ 0.749		R$ 0.6995
Diluted earnings per share - common - R$ (in BRL per share)	[9]	R$ 0.7171	R$ 0.7423		R$ 0.6934

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.
[3]	2019 restated to reflect the change in accounting policy, as Note 3.
[4]	As described in Note 1(b) Perpetual licensing agreement with Quilmes.
[5]	The restructuring expenses recognized refer mainly to the realignment of the structures and processes in the Latin America geographical segment, CAC and Brazil.
[6]	As described in Note 1(b) Sale of subsidiaries.
[7]	The payment by Ambev of the Amnesty in the State of Mato Grosso is required by the Brazilian government for in order to continue to receive tax incentives, according to Complementary Law No. 160/17, regulated by the complementary law of the State of Mato Grosso No. 631/19.
[8]	COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of our people (increased frequency of cleaning at our facilities, providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19 pandemic.
[9]	Expressed in Brazilian Reais.